Registration No. 33-19369


                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C. 20549

                            FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES
                           ACT OF 1933

             Pre-Effective Amendment No. 11               [X]
             Post-Effective Amendment No. __              [ ]
                              and/or

           REGISTRATION STATEMENT UNDER THE INVESTMENT
                       COMPANY ACT OF 1940

                       Amendment No. 11                   [X]

                    CHARTER MUTUAL FUNDS, INC.
        (Exact Name of Registrant as Specified in Charter)

1853 William Penn Way, P.O. Box 10695, Lancaster, PA 17605-0695
 (Address of Principal Executive Office)        (Zip Code)

            Registrant's Telephone Number: 717-295-2120

                       David S. Butterworth
                  President and Managing Director
                 Charter Capital Management, Inc.
              1853 William Penn Way, P.O. Box 10695
                     Lancaster, PA 17605-0695
             (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: January 2, 1997 or as soon as practicable after such date.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of beneficial interest are being registered by the Registrant pursuant to this Registration
Statement.

Registrant shall file a further amendment which specifically states that this Registration Statement shall thereby become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to
Section 8(a), may determine.




                                                Page    of
                    CHARTER MUTUAL FUNDS, INC.
                      CROSS-REFERENCE SHEET
                   (as required by Rule 481(a))

N-1A Item No.

Part A                                  Location in Prospectus


Item 1.   Cover Page....................     Charter Mutual Funds

Item 2.   Synopsis......................     Fund Expenses

Item 3.   Condensed Financial
          Information...................     Not Applicable

Item 4.   General Description of             Description of the
          Registrant....................     Funds

Item 5.   Management of the Fund........     Management of the
                                             Funds

Item 6.   Capital Stock and Other            Description of the
          Securities....................     Funds and General
                                             Information
Item 7.   Purchase of Securities
          Being Offered.................     Purchase of Shares

Item 8.   Redemption or
          Repurchase....................     Redemption of Shares

Item 9.   Pending Legal Proceedings.....     Not Applicable


                                        Location in Statement of
Part B                                  Additional Information


Item 10.  Cover Page....................     Cover Page

Item 11.  Table of Contents.............     Table of Contents

Item 12.  General Information
          and History...................     Not Applicable

Item 13.  Investment Objectives              Investment
          and Policies..................     Policies






                                                  Page    of
                                        Location in Statement of
Part B (Continued)                      Additional Information


Item 14.  Management of the Fund.......      Management of the
                                             Funds
Item 15.  Control Persons and
          Principal Holders of               Management of the
          Securities....................     Funds

Item 16.  Investment Advisory and            Management of the
          Other Services................     Funds

                                             Investment
Item 17.  Brokerage Allocation..........     Transactions

Item 18.  Capital Stock and Other            Shareholder
          Securities....................     Matters

Item 19.  Purchase, Redemption and
          Pricing of Securities Being
          Offered.......................     Not Applicable

Item 20.  Tax Status....................     Dividends and Taxes

Item 21.  Underwriters..................     Distributor

Item 22.  Calculations of Yield
          Quotations of Money Market
          Fund..........................     Not Applicable

Item 23.  Financial Statements..........     [To be supplied
                                              by amendment]


Part C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration
Statement.













                                                  Page    of
For information contact:

Charter Mutual Funds, Inc.
Shareholder Services
1853 William Penn Way
P.O. Box 10695                               CHARTER
Lancaster, PA 17605-0695                MUTUAL FUNDS, INC.

717-295-2120
                                        Charter Growth Fund














TABLE OF CONTENTS                          PROSPECTUS

Fund Expenses                 2            January 2, 1997
Investment Objectives
  and Policies                3
Risk Considerations           5
Description of the Funds      5
Purchase of Shares            6
Redemption of Shares          9
Management of the Funds       11
General Information           13



















                       CHARTER MUTUAL FUNDS

The CHARTER GROWTH FUND seeks to provide long-term capital appreciation, and as a secondary objective seeks moderate dividend income. The Fund invests primarily in "large to medium capitalization growth" common stocks in pursuing its objective.


ADDITIONAL INFORMATION: This Prospectus contains information about the Company that an investor should know before investing. Please retain it for future reference. A Statement of Additional Information dated January 2, 1997 has been filed with the Securities and Exchange Commission and is incorporated in its entirety by reference in and made a part of this Prospectus.
This statement is available from the Company without charge.


Shares in the Charter Mutual Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank, trust company or credit union, and shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, the National Credit Union Administration or any other agency.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITITES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.






















                                -1-
                           FUND EXPENSES

The following table is provided to assist an investor in understanding the various costs and expenses that a shareholder in the Charter Growth Fund will bear directly or indirectly.

     Shareholder Transaction Expenses:
     Maximum sales load imposed on purchases
       as a percentage of the offering price           3.50%
     Sales load imposed on reinvested dividends        None
     Redemption fees                                   None

     Estimated Annual Fund Operating Expenses:
     Investment Management Fees (1)                    0.70%
     12b-1 Fees (1, 2)                                 0.25%
     Other Expenses (3)                                0.65%
       Total Operating Expenses                        1.60%

     (1) Investment Management Fees and 12b-1 Fees are based on average daily net assets and are calculated daily and paid monthly.

     (2) 12b-1 Fees are paid by the Company to the Distributor to finance the distribution of the Fund's shares. This 12b-1 fee and the sales load (if any) may result, over the long-term, in shareholders paying more than the economic equivalent of the maximum front-end sales charge permitted by the NASD.

     (3) Other Expenses include fees for administrative services, accounting services, shareholder services, custodian, legal and accounting, printing, registration fees, and costs of regulatory compliance expenses as determined by the use of generally accepted accounting principals. Figures shown are based on estimated expenses for the current fiscal year. For further information regarding expenses, please se "Purchase of Shares", page 6 and "Management of the Funds", page 11.

The following example illustrates the expenses that a shareholder would pay on a $1,000 investment over various time periods assuming: (1) payment of the maximum sales load; (2) a 5% rate of return; and (3) redemption at the end of each time period.

                                        1 Year    3 Years
     Charter Growth Fund                 $51       $84

This example should not be considered a representation of future expenses or performance. Actual expenses may be greater or less than those shown.





                                -2-
                INVESTMENT OBJECTIVES AND POLICIES

The Charter Mutual Funds have adopted certain fundamental and non-fundamental policies which are presented in the Statement of Additional Information. The fundamental policies of the Fund cannot be changed without approval by holders of a majority of its dollar value of outstanding voting shares; other non-fundamental policies may be changed by the Directors without shareholder approval. Subscriptions for the purchase of shares will be invested in accordance with the Fund's investment objective and policies as outlined below.


The CHARTER GROWTH FUND seeks to provide long-term capital appreciation, and as a secondary objective seeks moderate dividend income (less than the current yield of the S&P 500). The Fund invests primarily in "large to medium capitalization growth" common stocks in pursuing its objective. While it is anticipated that most investments will be in common stocks, the Fund may also invest to a limited degree in convertible securities (including rights or warrants to purchase common stocks) and preferred stocks.

It is a fundamental policy of the Fund to invest in a "socially responsible" manner. In adhering to this philosophy, the Fund does not invest in companies on the Department of Defense's list of the top 100 weapons contractors; nor does the Fund invest in companies in the alcohol, gambling or tobacco industries. The Fund will endeavor to (but is not required to) invest in companies which have adopted and administer fair employment and pollution control policies to the extent information reflecting such policies is available.

The Fund invests in companies with demonstrated growth in earnings and dividends and consistency of operating performance. Companies selected will generally have a market capitalization greater than $400 million ("large to medium capitalization"). The Fund will be invested in three types of growth companies: established growth; emerging growth; and cyclical growth. Emphasis is placed on companies in the established growth category, generally comprising 60-70% of the Fund's portfolio. The remaining 30-40% makes up the more active portion of the Fund's portfolio which is generally invested in emerging growth and cyclical growth companies.

Established growth companies are defined as those with consistent long-term (3-5 yrs.) growth of both earnings and dividends. Emerging growth companies are medium capitalization companies with solid positions in rapidly growing niche industries and/or




                                -3-
companies with proprietary innovative technologies, such as companies in the healthcare and high-technology fields. Cyclical growth companies are generally established companies whose earnings fluctuate very noticeably in response to changes in business conditions and the economy; investments are considered in those companies that are likely to demonstrate improving trends in earnings growth in the near-term future.

The percentage of assets invested in common and preferred stocks will vary from time to time, however, the Fund will invest at least 90% of total assets in these securities under normal circumstances; the balance, not held in such investments, will be invested in cash and cash equivalent securities and repurchase agreements.


Cash Equivalent Securities.   Cash equivalent securities include
(i) short-term U.S. Government securities; (ii) demand and time deposits of domestic banks; (iii) commercial paper which is rated A-1 or A-2 by Standard & Poor's Corporation ("S&P") and/or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's") or if not rated, is issued or guaranteed by companies which have an outstanding debt issue rated A or higher by either S&P or Moody's; (iv) short-term notes rated SP-1 or SP-2 by S&P and/or MIG-1 or MIG-2 by Moody's; and (v) other investment companies (money market funds) that invest in comparable quality securities. All ratings are determined as of the date of investment. For a description of these ratings, please refer to the appendix "Description of Ratings" in the Statement of Additional Information.

Repurchase Agreements.   Repurchase agreements are instruments
under which the purchaser acquires ownership of a security from a broker-dealer or bank that agrees to repurchase the security at a mutually agreed upon time and price (which is higher than the purchase price), thereby determining the yield during the purchasers holding period. Repurchase agreements entered into by the Fund will be fully collateralized. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund might have expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The Fund will not purchase repurchase agreements maturing in more than seven days if, as a result thereof, more than 5% of the Fund's total assets at the time of the transaction would be invested in such securities.






                                -4-
Defensive Strategies and Portfolio Turnover. The policy of the Fund is to be fully invested according to its investment objectives and policies; however, the Manager may employ temporary defensive strategies in view of prevailing or anticipated market and economic conditions and its overall level of commitment to opportunities then present for investment. In such instances, the Manager may reduce Fund investments in equity securities and hold varying degrees of cash or cash equivalent securities. It is anticipated that the Fund's portfolio turnover rate will typically be less than 50% per year, although market conditions could result in higher turnover rates.


                        RISK CONSIDERATIONS

General: All investments involve a degree of risk; however, the Fund involves varying degrees of risk and should be assessed by the types of securities in its underlying portfolio, investment objective, and policies of the Fund in which an investment is to be made. There can be no guarantee against loss resulting from an investment in the Company or its Fund, and there can be no assurance that the Company's investment policies will be successful or that its investment objectives will be attained. The Charter Mutual Funds are a newly formed entity with no history of operations.

Manager Risk: The Manager invests the Fund's portfolio securities according to the traditional methods of "active" investment management, which involves the buying and selling of securities based upon economic, financial, and market analysis and investment judgement. If the Manager should fail to execute the Fund's investment strategies effectively, the Fund may fail to achieve its stated objective.


                     DESCRIPTION OF THE FUNDS

The Charter Mutual Funds, Inc. ("Company") is a Maryland corporation and is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Company's Articles of Incorporation provide that the Board of Directors ("Directors") may issue 1,200,000,000 shares of common stock, with a $0.0001 par value. The Charter Mutual Funds are a "series fund" in that the Directors have the power to designate one or more funds or series of shares in the Company and to classify or reclassify any unissued shares with respect to such series.

The shares of each series when issued have no conversion rights and are fully paid and non-assessable; they have no preference within a particular series with respect to distributions or


                                -5-
otherwise and are redeemable in accordance with the provisions set forth under the heading "Redemption of Shares". Each shareholder will be entitled to the pro-rata share of all distributions from the investment assets of the Fund or Funds in which he or she is invested.

Shares of the Company are entitled to vote based on the dollar amount of their holdings in the respective Fund(s) in which they are invested and do not have cumulative voting rights. As a Maryland corporation, the Company is not required to, and does not intend to, hold annual shareholder meetings. Holders of 10% of the total outstanding dollar amount of the Company have the right to call a special meeting for the purposes of removing Directors or for other proper purposes. The Company will assist shareholders in calling a meeting and communicate this to other shareholders.

Each series ("Fund") of the Charter Mutual Funds, in effect, represents a separate mutual fund with its own distinct investment objective and policies. The Company has retained the investment management services of Charter Capital Management, Inc. ("Manager") to invest the assets of each Fund in accordance with these parameters. The Manager is further described under "Management of the Funds", page 11. The Directors may establish additional Funds without shareholder approval, which Funds may have distinctly different investment objectives and policies. The series currently offered through this Prospectus is diversified, meaning that the series is restricted to owning an amount not greater than 5 percent of its total assets in one issuer. U.S. Government securities are excluded from such restrictions.

Additional Funds may be offered to investors through an amendment to this Prospectus or by separate prospectus relating to one or more such Funds. You may invest in any of the Funds, provided that the Fund(s) are eligible for sale in your state of residence.


                        PURCHASE OF SHARES

General: Shares of the Fund may be purchased at the offering price directly from the Charter Mutual Funds or from any broker-dealer, registered investment advisor or trust company that has a dealer sales agreement or participation agreement with the Distributor.

All share purchases must be in U.S. dollars and checks in payment of your order must be drawn on a U.S. bank forwarded to the Charter Mutual Funds, Inc., 1853 William Penn Way, P.O. Box 10695, Lancaster, PA 17605-0695. Initial purchases should be


                                -6-
accompanied by a completed and signed Subscription Agreement, including your social security number or tax identification number. Shares may be purchased on any day, Monday through Friday, that the New York Stock Exchnage ("NYSE") is open for business ("Business Day"). The NYSE is currently open every day except weekends and New Year's Day, Presidents' Day (observed), Good Friday, Memorial Day, Labor Day, Thanksgiving Day, and Christmas Day (observed).

The price to the public on purchases of shares is the offering price per share for the Fund. Purchase is made at the offering price based on the net asset value of the shares next computed after the purchase order has been received by the Company.

For purchases by check, the trade date will be the day upon which a purchase order is received in "proper order" prior to 4:00 PM Eastern Standard Time. For purchases by wire or exchange, the trade date will be the same Business Day as the wire or notice of exchange is received, if received prior to 4:00 PM Eastern Standard Time. If the wire or notice is received after 4:00 PM, the trade date will be the next Business Day following receipt.

Any subscription may be rejected by the Company. Shareholders should promptly check the confirmation advice that is mailed after each transaction to insure that it has been accurately recorded in the shareholder's account. The minimum initial purchase order is $5,000. Each subsequent purchase requires a $500 minimum.

The minimum initial purchase, Fund minimum balances, and subsequent purchase restrictions may be waived by approval of the Directors for certain related accounts or persons within the same immediate family, participant accounts for retirement plans, and organizations representing a group of investors which collectively meet the minimum initial purchase requirements.

Wire Transfers:     After the shareholder has established an
account, subsequent investments may be made by having your bank wire payment to The First National Bank of Boston, the Company's custodian bank. In order to ensure prompt receipt by the Company of your wire, please follow the instructions set forth below:

          Bank of Boston
          ABA #011000390 Charter Mutual Funds
          A/C: Charter #0000
          Worldwide Custody/ Trust Services Canton
          Further Credit:     (shareholder name)
                              (shareholder account number)
                              (Fund or Funds and amount each)




                                -7-
Distribution Plan: The Company has adopted a Distribution Plan (12b-1 Plan) whereby the Fund will pay 0.25% of its net asset value to finance the distribution and promotion of the Fund's shares which is based on the Fund's average daily net assets, regardless of the amount of expenses incurred. Under the Distribution Plan, the Company has entered into a Distribution Agreement with Charter Securities Corp. ("Distributor"), 1853 William Penn Way, P.O. Box 10695, Lancaster, PA 17605-0695 to serve as its principal underwriter for shares of the Funds. The Distributor is further described under "Distributor" in the Statement of Additional Information.

Net Asset Value:    The net asset value of the shares for the
Fund are computing as of the close of trading on each day the New York Stock Exchange is open for trading, by dividing the value of the Fund's securities plus any cash and other assets (including dividends declared and interest due) less all liabilities (including accrued expenses) by the number of shares outstanding, the result being adjusted to the nearest whole cent. Securities listed or traded on a recognized stock exchange, including NASDAQ National Market issues, are valued at their last sale price on the principal exchange on which the security is traded or closing quotation on the NASDAQ market prior to the time when assets are valued. If no sale is reported at that time, the mean between the current bid and asked price is used. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Short-term securities having a maturity of 60 days or less are valued at cost, plus accrued interest or discount earned. Securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith by the Directors.

Offering Price:     The offering price on purchases is the net
asset value per share plus a sales load equal to a maximum of 3.50% of the offering price (equivalent to 3.63% of the net asset value). The sales load is reduced according to the following schedule for purchases over certain transaction amounts, but such reductions do not apply cumulatively to transactions effected on any prior or subsequent dates.

     Sales Loads
     and Dealer        As a percent  As a percent
     Concessions:       of Offering  of Net Asset  Dealer
                           Price        Value     Concession
     Up to $49,999         3.50%        3.63%       3.00%
     $50,000 to $99,999    3.00%        3.09%       2.50%
     $100,000 to $249,999  2.50%        2.56%       2.00%
     $250,000 to $499,999  1.50%        1.52%       1.25%
     $500,000 to $999,999  1.00%        1.01%       0.75%
     $1,000,000 or more    None         None        None


                                -8-
A sales load will not apply to shares purchased: (1) by employees of a dealer having a sales agreement with the Distributor; (2) with redemption proceeds from other mutual fund companies on which a sales load was previously paid; and (3) for accounts invested on a discretionary basis by a registered investment advisor or trust company having a participation agreement with the Distributor specifying certain minimums, qualifications, and restrictions.

Yield and Total Return: From time-to-time a Fund of the Company may advertise its yield and total return. Both yield and total return figures are based on historical earnings and are not intended to indicate future performance. The "total return" of a Fund refers to the average annual compounded rates of return over one-, five-, and ten-year periods or over the life of the Fund (as stated in the advertisement) that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment, assuming the reinvestment of all income and capital gain dividends.

INDIVIDUAL RETIREMENT ACCOUNTS ("IRA"): The Charter Mutual Funds may be suitable investments for part or all of the assets held in an IRA. Individuals may make tax-deductible IRA contributions of up to a maximum of $2,000 annually. However, the deduction will be reduced if the individual or, in the case of a married individual filing jointly, either the individual or the individual's spouse is an active participant in an employer-sponsored retirement plan and has adjusted gross income above certain levels. In all cases, taxation of the earnings paid to the IRA from your investment is deferred until a distribution is made. The Charter Mutual Funds may also be a suitable investment for a transfer from an existing IRA or a "rollover" of a lump sum distribution from an employer's qualified retirement plan.


                       REDEMPTION OF SHARES

Shares will be redeemed, without charge, upon the receipt of a request in "proper order" by the Company at the next determined net asset value. Proper order means that the request to redeem must meet all the following requirements:

1. It must be in writing sent to the Charter Mutual Funds, Inc., 1853 William Penn Way, P.O. Box 10695, Lancaster, PA
17605-0695;

2. It must be signed by the shareholder(s) exactly in the manner as the shares are registered, and must specify either the number of shares or the dollar amount of shares to be redeemed;




                                -9-
3. The signature(s) for the redeeming shareholder(s) must be guaranteed by a commercial bank or trust company located in the United States (or having a correspondent relationship with a commercial bank or trust company in the United States), or by a member firm of a national stock exchange. The Directors may waive this requirement for amounts of less than $25,000, if the request is (i) for the exchange of shares from one identically registered account to one or more other accounts within the Company, (ii) to elect any dividend option available to a Fund shareholder, or (iii) to redeem shares where the proceeds of such redemption are to be payable to the shareholder of record at the registered address.

4. If the shares being redeemed are registered in the name of an estate, trust, custodian, guardian, retirement plan or the like, or in the name of a corporation or partnership, documents also must be included which, in the judgement of the Company, are sufficient to establish the authority of the person(s) signing the request, and/or as may be required by applicable laws or regulations, with signature(s) guaranteed in the same manner as described in Item 3 above; and

A signature guarantee also is required in connection with a request for proceeds to be mailed other than to the registered owner of the shares or to an address different from the address of record or a request for transfer of shares to another person.

Payment of the redemption price will be made by check (or by wire at the sole discretion of the Company) within seven days after receipt of the redemption request in proper order. The check will be mailed by first class mail to the shareholder's registered address (or as otherwise directed).

When the Company is requested to redeem shares for which it may not have yet yet received good payment (eg. cash or certified check on a U.S. bank), it may delay the mailing of a redemption check until such time as it has assured itself that good payment has been collected for the purchase of such shares, which may take up to 15 days.

The Company shall not suspend or postpone the right of redemption, or postpone the date of payment for more than seven days after the receipt of a redemption request, except (1) for any period (A) during which the New York Stock Exchange is closed in addition to customary weekend and holiday closings or (B) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (A) disposal by the Fund of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Fund to determine the value of its net



                               -10-
assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Company.

Upon any redemption of a portion of a shareholder's account leaving a balance of unredeemed shares of less than $5,000 in the Fund per investor (or within the same immediate family and registered address), the Company will involuntarily also redeem such balance of shares in the Fund and add the proceeds thereof to the proceeds of the redemption which the shareholder requested. Fluctuations in market value will not automatically cause involuntary share redemptions. A check for the proceeds of redemption will be mailed to the shareholder at the registered address. The value of the shares on redemption may be more or less than the shareholder's cost, depending on the market value of the securities in the Fund's underlying portfolio at the time of redemption.

In order to avoid backup withholding of 20% of the proceeds or redemption, under regulations of the Internal Revenue Service, it is necessary for shareholders to certify under penalty of perjury their correct social security (taxpayer identification) number and that they are not subject to backup withholding for under reporting of interest or dividends. Forms for this purpose are included with the Subscription Agreement.

Shareholders requesting a redemption as a transfer or rollover from a retirement plan should be certain to make such transfer or rollover effective between plan trustees and not to themselves personally to avoid being subject to a 20% withholding deduction.


                      MANAGEMENT OF THE FUNDS

The Company is managed by its Directors who have overall responsibilities for the Company and may exercise all powers as are not required by statute or the Company's Articles of Incorporation and Bylaws to be exercised by the shareholders.
Information relating to the Directors and Manager and to expenses of the Fund are set forth below.

Manager: Charter Capital Management, Inc., 1853 William Penn Way, P.O. Box 10695, Lancaster, PA 17605-0695 is the "Manager" to the Company. The Manager is responsible for the overall supervision of the Company's operations and provides it with various services and facilities, including office space, equipment, personnel, and other services as it requires in the management of the Funds. The Manager maintains the Company's records, reconciles daily transactions with the Custodian and brokerage firms, and is responsible for placing all orders for the purchase and sale of the Fund's portfolio securities.


                               -11-
Subject to the supervision of the Directors, the Manager will provide a continuous program of investment management to the Fund. David S. Butterworth is the sole portfolio manager and will be primarily responsible for the day-to-day management of the Fund's investments and has a two person operational and administrative staff. Mr. Butterworth has been involved in the investment management business for private clients since 1992 as the President of Charter Capital Management, Inc. and is registered as an investment adviser under the Investment Advisers Act of 1940.

The Company pays the Manager a monthly investment management fee, at the annual rate of 0.70% of net assets for management of the Charter Growth Fund. The Manager is further described under
"Management of the Funds" in the Statement of Additional
Information.

Shareholder Service/ Transfer Agent: The Company serves as its own transfer agent. Charter Capital Management, Inc. manages the Company's shareholder service operations and provides all shareholder communication, administrative, and fund accounting services for the Funds. The Company does not issue certificates for Fund shares purchased.

Custodian:    The First National Bank of Boston ("Custodian"),
100 Federal Street, Boston, MA 02105-1865 or its agent holds all securities and cash assets of the Fund, and it attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by the Fund. The Custodian has no responsibility for the supervision and management of the Company or its Fund.

Other Expenses: The Fund will bear all expenses incurred in connection with its operations, including the fees as set forth above and listed under "Fund Expenses", page 2. Some of the other possible expenses are taxes, interest, compensation and expenses of the Directors and the Company's officers and employees, insurance premiums, and brokerage commissions.

The Manager may waive its fees or reimburse a fund for certain expenses in order to reduce the Fund's expense ratio. If the Manager does so waive its fees or reimburse a Fund, the Fund will reimburse the Manager for such amounts if expenses fall below a pre-determined limit prior to the end of the fiscal year, but will not reimburse the Manager for any such fees in future fiscal years. No fees are now being waived or under reimbursement.







                               -12-
                        GENERAL INFORMATION

Dividends and Distributions: The Company intends normally to pay a quarterly dividend on the Fund. These dividends represent substantially all of the Fund's net investment income. A capital gain dividend representing substantially all of the Fund's net investment gain is distributed as a net long-term realized capital gain prior to the Company's fiscal year-end. Income and capital gain dividends paid by the Company will automatically be reinvested in whole or fractional shares of the Fund at net asset value as of the payable date, unless a shareholder makes a written request for payments in cash. Cash payments will be distributed within five Business Days following the record date.

Checks issued pursuant to a shareholder's request for payment of dividends in cash are forwarded by first class mail to the registered address. The proceeds of any such checks which are not accepted by the addressee and returned to the Company will be reinvested for the shareholder's account in whole or fractional shares at net asset value next computed after the check has been returned to the Company, and subsequent dividends will automatically be reinvested at net asset value as of the payable date in additional whole or fractional shares.

Tax Information: The Company intends to meet the requirements of Subchapter M of the Internal Revenue Code ("Code"). Because the Company is regulated as an investment company under the Code, the Company is not subject to federal corporation income tax and is not subject to corporate income or franchise taxes on income and capital gains distributed to its shareholders. The Company will distribute substantially all of its net income and net realized capital gains to shareholders which will be taxable income or capital gains in their hands. Reinvested income and capital gain dividends will receive the same tax treatment as dividends paid in cash.

Capital gain dividends, if any, are taxed to shareholders as long-term capital gains in the year in which they are received, regardless of the length of time a shareholder has owned the shares and whether or not such gain was reflected in the price paid for the shares. The Company will inform shareholders each year of the amount and nature of such income or capital gains. The tax information presented here should not be relied upon without further consultation with a CPA or other tax adviser relative to potential changes in the federal and state tax laws and a shareholder's personal circumstances. Tax consequences to shareholders are further referred to under "Dividends and Taxes" in the Statement of Additional Information.





                               -13-
                STATEMENT OF ADDITIONAL INFORMATION


                          January 2, 1997



                    CHARTER MUTUAL FUNDS, INC.
  1853 William Penn Way, P.O. Box 10695, Lancaster, PA 17605-0695


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Charter Mutual Funds, Inc.
("Company's) Prospectus dated January 2, 1997. The Prospectus may be obtained without charge from the Company.

                       ---------------------






                         TABLE OF CONTENTS


Investment Policies.......................................   2

Dividends and Taxes.......................................   4

Management of the Funds...................................   5

Distributor...............................................   8

Investment Transactions...................................   8

Shareholder Matters.......................................   9

Performance...............................................  10

Report of Independent Accountants.......................... 12

Appendix..................................................











                                -1-
                        INVESTMENT POLICIES

The Company has adopted certain investment objectives, as presented in the Prospectus, for the Fund presently offered; and may establish additional Funds with different investment objectives and policies as the Directors designate. Current policies guiding the management of the Funds are described below. These policies are either fundamental or non-fundamental policies; fundamental policies cannot be changed without approval by vote based on the outstanding dollar amount of holdings (NAV times shares owned) in the respective Fund or Funds in which such change is sought. As defined in the Investment Company Act of 1940, this means the lesser of the vote of (a) 67% of the dollar amount of the Fund's NAV at a meeting where more than 50% of the outstanding dollar amount of holdings are present in person or by proxy; or (b) more than 50% of the outstanding dollar amount of holdings of the Fund.

The fundamental policies of the Company require that the individual Funds may not:

     (1) In regard to 75% of the Fund's total assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if more than 5% of the Fund's total assets would be invested in securities of that issuer.

     (2)  Issue senior securities as defined in the Investment
     Company Act of 1940.

     (3) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

     (4) Borrow money except for temporary or emergency purposes,and then only in an amount not to exceed 5% of the Fund's total assets; or pledge the Fund's securities or receivables or transfer or assign or otherwise encumber them in an amount exceeding the amount of the borrowings secured thereby.

     (5) Underwrite securities issued by others except to the extent the Company may be deemed to be an Underwriter, under the federal securities laws, in connection with the disposition of Fund shares.

     (6) Concentrate more than 25% of the value of its assets in any one industry (other than obligations of, or guaranteed




                                -2-
     by, the U.S. Government, its agencies or instrumentalities).
     Water, communications, electric, and gas utilities shall each be considered a separate industry.

     (7)  Invest in commodities or commodity futures contracts;
     or in real estate, although the Funds may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

     (8) Invest in interests in oil, gas or other mineral exploration or development programs, although the Funds may invest in the securities of issuers which invest in or sponsor such programs.

     (9) Lend money or securities, excepting repurchase agreements, provided that investing in demand deposits with
     banks and the purchase of publicly traded debt securities such as bonds, debentures, commercial paper, and short-term obligations in accordance with the Fund's objective and policies are not prohibited.

In addition to the fundamental policies listed above, the Company has also adopted the following non-fundamental policies. These policies may be changed by the Directors without shareholder approval.

Accordingly, the individual Funds of the Company may not currently:

     (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if more than 5% of the Fund's total assets would be invested in securities of that issuer.

     (2) Purchase more than 10% of any class of the securities of any issuer.

     (3) Invest for the purpose of exercising control or management of another issuer.

     (4) Purchase or retain the securities of any issuer if any of the Directors or officers of the Company or its Manager together own more than 5% of the securities of such issuer.

     (5) Invest more than 10% of the Fund's total assets in the securities of other investment companies, or more than 3% of the total outstanding shares of any one investment company, (except in connection with a merger, consolidation, reorganization or acquisition of assets) recognizing that when investing in the securities of other investment companies, the Fund will incur duplicate fees and expenses.


                                -3-
     (6) Invest more than 5% of the Fund's total assets in securities of issuers which with their predecessors have a record of less than three years continuous operation.

     (7) Enter into repurchase agreements if, as a result thereof, more than 10% of the Fund's net assets valued at the time of the transaction would be invested in repurchase agreements maturing in more than seven days and all other illiquid securities.; and of the 10% no more than 5% (or half) of these net assets, valued at the time of the transaction, would be invested in restricted securities.

     (8) Purchase options on securities or write covered option contracts on securities held by the Fund.

     (9)  Invest in foreign securities.

If a percentage restriction is adheared to at the time of investment, a later increase or decrease in percentage beyond the specified limits resulting from a change in values or net assets will not be considered a violation.


                        DIVIDENDS AND TAXES

Dividends. The Company intends normally to pay a quarterly dividend on the Fund. These dividends represent substantially all of the Fund's net investment income. A capital gains dividend representing substantially all of the Fund's net investment gain is distributed as net long-term realized capital gains prior to the Company's fiscal year-end. The Company may at any time vary the foregoing dividend practices and, therefore, reserves the right from time to time to either distribute or retain for reinvestment such of its net investment income and its capital gains as the Directors determine appropriate under the then current circumstances.

On the day after record date when an income or capital gains dividend has been declared (ex-dividend date), the Fund's share price will drop by the amount of the dividend. Reinvested shares will be purchased at the price in effect at the close of business on the payable date. If a shareholder has chosen to have income and capital gains reinvested in additional shares of the Fund, the total value of their account may change to some degree after the dividend is paid, depending on what, if any, fluctuation in net asset value takes place between the record and payable dates. For the most part, while the value of each share will be lower, each reinvesting shareholder will own more shares and so the total value of their investment in the Fund should be approximately the same.



                                -4-
Taxes. The Company intends to meet the requirements of Subchapter M of the Internal Revenue Code ("Code") and qualify as a regulated investment company to prevent double taxation of the Fund and its shareholders.

Qualification under the Code requires that (i) at least 90% of the Fund's gross income must be derived from dividends, interest, payments with respect to securities loans, and gains (without reduction for capital losses) from the sale or other disposition of securities; (ii) less than 30% of gross income (without reduction for capital losses) can be derived from the sale or other disposition of securities held for less than three months;
(iii) at least 50% of the value of the Fund's total assets must be represented by cash and cash equivalents, obligations of, or guaranteed by, the U.S. Government, its agencies or instrument-alities, securities of other investment companies, and other securities which meet the two following limitations: (1) the entire amount of the securities of any issuer owned does not exceed 5% of the Fund's total assets, and (2) the entire amount of the securities of any issuer owned by the Fund does not represent more than 10% of the outstanding voting securities of such issuer; and (iv) not more than 25% of the Fund's total assets are invested in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities or securities of other investment companies).

The Company intends to declare and pay income and capital gains dividends so as to avoid the imposition of a 4% federal excise tax on undistributed earnings. If, for any taxable year, the Fund does not qualify for tax treatment afforded regulated investment companies, all of its taxable income would be subject to federal and state taxation at regular corporate rates (without any deduction for distributions made to shareholders).

The Code provides a 70% deduction for dividends received by corporate shareholders, with certain exceptions. It is expected that only part, if any, of the Fund's investment income will be derived from dividends qualifying as such and, therefore, not all dividends received will be subject to the deduction.

Shareholders should be aware that if a long-term capital gains dividend is paid with respect to shares of a Fund which are sold at a loss after a holding period of less than six months, then this loss realized upon sale of such shares will be treated as a long-term capital loss to the extent of the long-term capital gains dividend paid by the Fund. For example, if a shareholder buys shares at $10.00 each in October, receives a long-term capital gains dividend of $1.00 in December and sells his or her shares at a loss in February, only losses in excess of $1.00 per share can be considered short-term losses.


                                -5-
                      MANAGEMENT OF THE FUNDS

Directors and Officers. Set forth below are the names and principal occupations of each Director and officer of the
Company:

     David S. Butterworth, Director; President and Managing
     Director, Charter Capital Management, Inc.; President,
     Charter Securities Corp.; 1853 William Penn Way, P.O. Box
     10695, Lancaster, PA 17605-0695

     [name] Director;
     [employment]
     [address]

     [name] Director;
     [employment]
     [address]

     [name] Director;
     [employment]
     [address]

     [name] Director;
     [employment]
     [address]



                             Retirement  Estimated
                              Benefits    Annual
                 Aggregate   Accrued as  Benefits      Total
               Compensation   Company      Upon     Compensation
  Director     from Company   Expense   Retirement  from Company
=================================================================
  David S.
  Butterworth       0            0           0           0


  [name]        $10,000/year     0           0      $10,000/year


  [name]        $10,000/year     0           0      $10,000/year


  [name]        $10,000/year     0           0      $10,000/year


  [name]        $10,000/year     0           0      $10,000/year




                                -6-
There are no controlling persons of the Company. No director other than Mr. Butterworth is an "interested person" (as that term is defined in the Investment Company Act of 1940). The Company pays directors who are not interested persons of the Company $9,000 annually and $250 per meeting of the Board or any committee thereof that is not held in conjunction with a Board meeting. Directors who are not affiliated persons of the Company are reimbursed for any expenses incurred in attending meetings of the Board of Directors or any committee thereof.

Manager: Charter Capital Management, Inc. ("Manager") is the manager of the Registrant's fund complex. Pursuant to the Investment Management Agreement, the Manager administers the Company's business affairs, and furnishes office facilities and equipment. The Manager will permit any of its officers or employees to serve without compensation as Directors or officers of the Company if elected to such positions.

The Investment Management Agreement provides that the Company pays the charges and expenses of its operations including the fees and expenses of the Directors (except those affiliated with the Manager), independent auditors, counsel, custodian and transfer agent, reports and notices to shareholders, brokerage commissions or transaction costs, costs of calculating net asset value, taxes and membership dues. The Company bears the expenses of registration of its shares with the Securities and Exchange Commission, and pays the cost of qualifying and maintaining the qualification of the Company's shares for sale under the securities laws of the various states.

The Investment Management Agreement provides that the Manager shall not be liable for any error of judgment or of law, or for any loss suffered by the Company in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of their obligations and duties, or by reason of its reckless disregard of its obligation and duties under the Agreement.

The Investment Management Agreement continues in effect from year to year so long as its continuation is approved at least annually by 1.) a majority of the Directors who are not parties to such Agreement and 2.) a majority vote of the full Board of Directors or the majority of the outstanding dollar amount of holdings in the Company. It may be terminated at any time upon 60 days notice by either party, or by a majority vote of the outstanding dollar amount of holdings, and will terminate automatically upon assignment. Upon termination of the Agreement and when so requested by Manager, the Company will refrain from using the term "Charter" in its name or in its business in any form or combination.


                                -7-
Shareholder Service Agent: Charter Capital Management, Inc. ("Agent") provides all shareholder communication and administrative services and handles the receipt and payment of funds between the Company and its shareholders which are deposited with the custodian; the Agent may perform other services such as recordkeeping, valuation, and matters pertaining to the Company, as the Directors and the Agent agree from time to time. The Agent may delegate all or a portion of these services to other outside agents, as the Agent in its discretion deems appropriate.


                            DISTRIBUTOR

Charter Securities Corp. is the "Distributor" for shares of the Company and acts as agent of the Company in the continuous offering of its shares. The Company pays the cost for the Prospectus and shareholder reports to be printed and mailed to existing shareholders; and the Distributor pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. The Distributor pays for supplementary sales literature and all other advertising costs. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Management Agreement, except that termination, other than upon assignment, requires six months notice.


                      INVESTMENT TRANSACTIONS

It is understood that the Manager also furnishes investment management services to other investment company and non-investment company clients. At times investment decisions may be made to purchase or sell the same securities for the Company and for one or more of the other clients advised by the Manager.
When two or more of such clients are simultaneously engaged in the purchase or sale of investment securities, the transactions are allocated as to amount and price in a manner considered equitable to each and so that each receives to the extent practicable the average price of such transactions.

The above mentioned factors may have a detrimental effect on the quantities or prices of securities available to the Company. On the other hand, the ability of the Company to participate in volume transactions may produce better executions for the Company in some cases. The Directors believe that the benefits of such participation outweigh any limitations that may arise from simultaneous transactions.




                                -8-
The Manager's trading desk in effecting purchases and sales of securities for the account of the Company, will implement the Company's policy of seeking best execution of orders. Consistent with this policy, orders for securities transactions are placed with broker-dealer firms giving consideration to the quality, quantity and nature of each firm's professional services which include execution, clearance procedures, wire service quotations and statistical and other research information provided to the Company, the Manager, and the Advisers. Any research benefits derived are available for all clients.

Since statistical and other research information is only supplementary to research efforts of the Manager and still must be analyzed and reviewed by their staff, the receipt of research information is not expected to materially reduce its expenses. In selecting among firms believed to meet the criteria for handling a particular transaction, the Manager may give consideration to those firms which provide market, statistical, and other research information to the Company and the Manager. So long as the provisions of Section 28(e) of the Securities Exchange Act of 1934 are met, the Manager may cause a broker or dealer to be paid commissions in excess of those another broker or dealer would charge.



SHAREHOLDER MATTERS

Description of Shares.  The Company is a Maryland corporation.
On any matter submitted to the
shareholders for a vote, all
shares of the Company then issued and
outstanding and entitled to
vote, irrespective of the Fund, shall be voted in the aggregate and by dollar amount of holdings and not by Fund, except (i) when required by the Investment Company Act of 1940, shares shall be voted by the individual Fund; and (ii) when the matter does not affect any interest of a particular Fund, then only shareholders of the affected Fund(s) shall be entitled to vote thereon.

The Company and its Funds will continue without limitation of time, provided however, that:

     (1) Subject to the majority vote by dollar amount of holdings in any Fund of the Company outstanding, the Directors may sell or convert the assets of such Fund to another investment company in exchange for shares of such investment company and distribute such shares ratably among the shareholders of such Fund;

     (2) Subject to the majority vote by dollar amount of holdings in any Fund of the Company outstanding, the




                                -9-
     Directors may sell or convert into cash the assets of such Fund and distribute such assets ratably among the shareholders of such Fund; and

     (3) Without the approval of the shareholders of any Fund, unless otherwise required by law, the Directors may combine the assets of any two or more Funds into a single Fund so long as such combination will not have a materially adverse effect upon the shareholders of such Funds.

Upon completion of the distribution of the remaining proceeds or the remaining assets of any Fund as provided in paragraphs (1),
(2), and (3) above, the Company shall terminate as to that Fund and the Directors shall be discharged of any and all further liabilities and duties hereunder and the right, title, and interest of all parties shall be canceled and discharged.

Special Meetings of Shareholders. The Company's Bylaws provide that special meetings may be called by the Directors or the holders of not less than 10% of the Company's total outstanding dollar amount of holdings. Meetings may be held at the Company's principal office or at such other location as the Directors may designate.

Election and Removal of Directors. Each Director serves until such Director sooner dies, resigns, retires or is removed by a majority of the dollar amount of holdings entitled to vote or a majority of the Directors. The Company will hold a special meeting of shareholders for the election of Directors at such time as less than a majority of the Directors have been elected by shareholders. If, as a result of a vacancy in the Directors, less than two-thirds of the Directors have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders. Directors may be removed from office by a vote of the holders of a majority of the outstanding dollar amount of holdings at a meeting called for that purpose.

Accountants and Reports to Shareholders. The Company's independent public accountants are [
                                         ] who audit and report
on the Company's annual financial statements, review certain regulatory reports and the Company's federal income tax return, and perform other professional accounting, auditing, tax, and advisory services when engaged to do so by the Company. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.







                               -10-
                            PERFORMANCE

From time to time, the Company may advertise several types of performance inform ation with respect to any or all of the Funds.

A Fund's performance may be compared to that of the Consumer Price Index, United States Treasury securities, or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, and the Merrill Lynch Intermediate Term Treasury Index, and may also be compared to the performance of other mutual funds or mutual fund indices as reported by Lipper Analytical Services, Inc. ("Lipper"), Morningstar Investor Services, Inc. ("Morningstar") or Value Line Investor Services, Inc. ("Value Line"). Lipper, Morningstar, and Value Line are widely recognized independent mutual fund reporting services. Lipper, Morningstar, and Value Line performance calculations are based upon changes in net asset value with all dividends reinvested and do not include the effect of any sales charges that may be incurred.



































                               -11-

























                 Report of Independent Accountants



























                               -12-
                             APPENDIX


                      DESCRIPTION OF RATINGS


Bond ratings apply to long-term debt obligations, generally those with maturities longer than three years. The following summarizes the highest four ratings used by Standard & Poor's
Corporation for bonds:

     AAA - This is the highest rating assigned by Standard &
     Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from AAA issues only in small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of change in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such issues normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

To provide more detailed indications of credit quality, the "AA" through "B" ratings may be modified by the addition of a plus or minus sign to show relative standing within these major categories.

Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The rating C is reserved for income bonds on which no interest is being paid. Bonds rated D are in default, and payment of principal and/or interest is in arrears.





                                -i-
The following summarizes the highest four ratings used by Moody's
Investors Service, Inc. for bonds:

     Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or
     fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-
medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds that are rated Baa are considered as medium-grade obligations: i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Moody's applies numerical modifiers (1, 2, and 3) with respect to corporate bonds rated Aa and A. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category.

Bonds which are rated Ba are judged to have speculative elements.
Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good





                               -ii-
and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of a desirable investment.
Assurance of interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

Standard & Poor's uses the ratings SP-1, SP-2, and SP-3 for short-term note issues (generally due in three years or less). SP-1 means the issuer has a strong or very strong capacity to pay principal and interest (SP-1+ indicates overwhelming safety); SP-2 signifies satisfactory capacity. Both SP-1 and SP-2 are considered high quality.

The following are the two highest ratings used by Moody's for short-term notes (generally due in three years or less) and variable rate demand obligations:

     MIG-1/VMIG-1 - Obligations bearing these designations are of the best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing, or both.

     MIG-2 - Obligations bearing this designation are of high quality, with ample margins of protection although not so large as in the preceding group.

Commercial paper (obligations with an original maturity of one year or less) rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics are denoted A-1+. Issuers rated A-2 have a slightly smaller degree of safety than those rated A-1, but their commercial paper is still considered to be high quality.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 have a strong capacity for repayment of short-term obligations, such that their commercial paper is also considered to be high quality.











-iii-

                    PART C.  OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

     (a)  Financial Statements:

          Part A
              Not Applicable
          Part B
            * Report of Independent Accountants
            * Statement of Assets and Liabilities
            * Notes to Statement of Assets and Liabilities

     (b)  Exhibits:

            +(1)    Articles of Incorporation
             (2)    Not Applicable
             (3)    Not Applicable
             (4)    Not Applicable
            *(5)    Investment Management Agreement
            *(6)(a) Distribution Agreement
            *(6)(b) Form of Subscription Agreement
             (6)(c) Not Applicable
             (7)    Not Applicable
            *(8)    Custody Agreement
            *(9)    Shareholder Services Agreement
           *(10)    Opinion and Consent of Counsel to the
                    Registrant
           *(11)    Consent of Independent Accountants
            (12)    Not Applicable
           *(13)    Initial Capital Undertaking
            (14)    Not Applicable
           *(15)    Distribution Plan
            (16)    Not Applicable




          + Previously filed; incorporated herein by reference to pre-effective amendment no. 10.
          *    To be supplied by amendment.











                               C-1
                                                  Page    of
Item 25.  Persons Controlled by or Under Common Control with
          Registrant.

                       David S. Butterworth
                                 |
                                 |
    CHARTER CAPITAL MANAGEMENT, INC. - CHARTER SECURITIES CORP.
               (Investment Manager and Distributor)
                                 |
                                 |
                    CHARTER MUTUAL FUNDS, INC.
                           (Registrant)

David S. Butterworth presently owns 100% of the outstanding shares of these two Pennsylvania corporations: 1.) Charter
Capital Management, Inc. and  2.) Charter Securities Corporation.

Charter Capital Management, Inc. is the owner of thirty shares of beneficial interest of the Registrant, which represents the only shares of the Registrant that is presently outstanding. It is anticipated that once the Registrant satisfies its minimum capital requirements pursuant to Section 14(a) of the Investment Company Act of 1940, Charter Capital Management, Inc. will own less than 5% of the outstanding shares of the Registrant. The Registrant is a Maryland corporation.

Item 26.  Number of Holders of Securities.

                                             Number of
          Title of Class                     Recordholders

Shares of Beneficial Interest                     1
                                         (as of January 2, 1997)

Item 27.  Indemnification.

The Registrant's Articles of Incorporation provide that the directors and officers of the Registrant are entitled to indemnification and advance payment of litigation expenses to the fullest extent permitted by Maryland law. Nevertheless, indemnification may be paid only if it is determined that the directors's or officer's conduct did not constitute "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office", as those terms are used in the Investment Company Act of 1940 ("Disabling Conduct").






                                C-2
                                                  Page    of
The Articles of Incorporation require a determination that the director or officer did not engage in Disabling Conduct, be made by (a) a final decision on the merits by a court or other body before whom the proceeding is brought that the indemnitee was not liable by reason of Disabling Conduct, (b) a majority of a quorum of non-interested directors who are not parties to the proceeding, or (c) independent legal counsel in a written opinion. As a condition to any advance payment of litigation expenses, the director or officer must undertake to repay such amount unless it is ultimately determined that he is entitled to indemnification and (i) the indemnitee has provided security for his undertaking, (ii) the Registrant shall be insured against losses arising by reason of advance, or (iii) a majority of a quorum of the non-interested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the indemnitee will ultimately be found entitled to indemnification.

Registrant may obtain for itself and its directors and officers one or more insurance policies relating, among other things to directors' and officers' liability and liability for certain negligent acts, errors, and accident omissions. The Registrant hereby undertakes that it will not purchase insurance that is inconsistent with Release IC-7221 promulgated by the Securities and Exchange Commission.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed is such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Manager.

Charter Capital Management, Inc. is currently the only investment manager that has been retained for the Registrant. Charter
Capital Management, Inc. also counsels other investment management clients.

                                C-3
                                                  Page    of
Set forth below is a list of each director and elected officer (does not include appointive officers - Vice President and lower level officers) of the investment manager, indicating each business, profession, vocation, or employment of a substantial nature in which such person has been engaged since January, 1994 for his own account or in the capacity of director or officer.

                                             Other Substantial
                         Positions with      Business,Profession,
                         Investment          Vocation, or
Name                     Manager             Employment

David S. Butterworth     President,     same as above, Item 25
                       Managing Director,
                         Secretary,
                         and Treasurer

Item 29.  Distributor.

(a)  None

(b)                      Positions and       Positions and
Name and                 Offices with        Offices with
Business Address         Distributor         Registrant

David S. Butterworth     President,          Director
1853 William Penn Way    Secretary,
P.O. Box 10695           and Treasurer
Lancaster, PA 17605-0695

(c)  Not Applicable

Item 30.  Location of Accounts and Records.

All accounts, books, and other documents required to be maintained for the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained by the Registrant at its principal office.

Item 31.  Management Services.

     Not Applicable









                                C-4
                                                  Page    of
Item 32.  Undertakings.

(a) The Registrant undertakes to file an amendment to the Registration Statement with certified financial statements showing the initial capital received before accepting subscriptions from any persons in excess of twenty-five.

(b) The Registrant undertakes to file a post-effective amendment, using financial statements which need not be certified, within four to six months from the effective date from the Registrant's 1933 Act Registration Statement.

(c) Since no annual meeting of the shareholders is provided for by the Registrant, holders of 10% of the outstanding shares of the Registrant are given the right to call a special meeting for the purposes of removing Directors or for other proper purposes.


                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Lancaster, and Commonwealth of Pennsylvania on the 2nd day of January, 1997.


                              CHARTER MUTUAL FUNDS, INC.

                              By:/s/ David S. Butterworth
                                 David S. Butterworth, Director


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                Title(s)            Date

/s/ David S. Butterworth      Director         January 2, 1997
    David S. Butterworth   (Principal Exec.,
                            Financial and
                            Accounting Officer)






                               C-5
                                                  Page    of
                    CHARTER MUTUAL FUNDS, INC.

                          EXHIBIT INDEX

     Exhibit No.    Description

            +(1)    Articles of Incorporation
             (2)    Not Applicable
             (3)    Not Applicable
             (4)    Not Applicable
            *(5)(a) Investment Management Agreement
            *(6)(a) Distribution Agreement
            *(6)(b) Form of Subscription Agreement
             (6)(c) Not Applicable
             (7)    Not Applicable
            *(8)    Custody Agreement
            *(9)    Shareholder Services Agreement
           *(10)    Opinion and Consent of Counsel
                    to the Registrant
           *(11)    Consent of Independent Accountants
            (12)    Not Applicable
           *(13)    Initial Capital Undertaking
            (14)    Not Applicable
           *(15)    Distribution Plan
            (16)    Not Applicable



          + Previously filed; incorporated herein by reference to pre-effective amendment no. 10.
          *    To be supplied by amendment.
















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